Goodwill and Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Estimated amortization expense:
2014	$ 448
2015	448
2016	379
Total	1,275
Core deposit intangible
Estimated amortization expense:
2014	413
2015	413
2016	345
Total	1,171
Other intangible assets
Estimated amortization expense:
2014	35
2015	35
2016	34
Total	$ 104